Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	21.00%	21.00%
State income taxes, net of federal benefit	(7.10%)	(7.10%)
Other	(11.10%)	(9.10%)
Change in valuation allowance	(4.60%)	(7.40%)
Effective tax rate	(1.80%)	(3.00%)